PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment	$ 68,907	$ 103,896
Less: impairment	(26,262)	(47,010)
Less: accumulated depreciation	(29,852)	(43,590)
Total property and equipment, net	12,883	13,380
Depreciation, Depletion and Amortization	1,334	1,018	$ 1,560
Asset Impairment Charges	0	0	$ 564
Wifi And Network Equipment
Property, Plant and Equipment [Line Items]
Property and equipment	32,893	30,830
Office property [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	11,473	10,753
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	10,311	9,633
Digital display network equipment
Property, Plant and Equipment [Line Items]
Property and equipment	7,046	6,604
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,937	2,995
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,556	2,413
Total property and equipment, net	624
Furniture and fixture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	914	872
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	777	763
Gas station display network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		39,033
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment	690	646
Less: impairment	$ (600)	$ (562)